Fair value - Summary of fair value measurement of assets and liabilities levels of hierarchy (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 64,217,975	S/ 62,684,768
Financial liabilities at amortized cost	79,786,026	78,868,378
Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,897,944	47,149,275
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0	28,971
Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,522,849	9,660,877
Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,389,672	7,778,751
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	152,423	16,320
Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,958,058	12,501,723
Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,865,080	1,732,461
Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	17,104,465	18,765,482
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	30,002	18,105
Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,296,030	2,707,298
Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	43,005,583	40,519,423
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	152,423	16,320
Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	629,472	658,140
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,181,392	2,988,539
Financial liabilities at amortized cost	7,286,082	6,831,566
Level 1 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,286,082	6,831,566
Level 1 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,181,392	2,988,539
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	60,808,961	60,267,748
Financial liabilities at amortized cost	72,366,672	72,542,559
Level 2 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,914,408	47,146,077
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0	28,971
Level 2 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,274,484	9,686,361
Level 2 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,202,219	1,430,646
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	152,423	16,320
Level 2 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,958,058	12,501,723
Level 2 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,865,080	1,732,461
Level 2 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	17,104,465	18,765,482
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	30,002	18,105
Level 2 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	42,892,599	40,809,701
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	152,423	16,320
Level 2 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	629,472	658,140
Fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	63,990,353	63,256,287
Financial liabilities at amortized cost	79,652,754	79,374,125
Fair value [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,914,408	47,146,077
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0	28,971
Fair value [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,274,484	9,686,361
Fair value [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	8,488,301	8,262,212
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	152,423	16,320
Fair value [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,958,058	12,501,723
Fair value [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,865,080	1,732,461
Fair value [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	17,104,465	18,765,482
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	30,002	18,105
Fair value [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,181,392	2,988,539
Fair value [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	42,892,599	40,809,701
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	152,423	16,320
Fair value [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 629,472	S/ 658,140